Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 8,211	$ 3,860
Total accumulated depreciation	1,694	1,330
Depreciated cost	6,517	2,530
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,253	1,891
Total accumulated depreciation	1,176	960
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	276	256
Total accumulated depreciation	170	138
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	218	192
Total accumulated depreciation	22	15
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	5,464	1,521
Total accumulated depreciation	$ 326	$ 217